Shareholder Report	1 Months Ended	12 Months Ended	116 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		PARNASSUS INCOME FUNDS
Entity Central Index Key		0000866256
Entity Investment Company Type		N-1A
Document Period End Date		Dec. 31, 2024
C000002471
Shareholder Report [Line Items]
Fund Name		Parnassus Core Equity Fund
Class Name		Investor Shares
Trading Symbol		PRBLX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the fund at www.parnassus.com. You can also request this information by contacting us at 800-999-3505.
Additional Information Phone Number		800-999-3505
Additional Information Website		www.parnassus.com
Expenses [Text Block]

What was the Fund's cost for the year?

(based on hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Investor Shares	$89	0.81%

Expenses Paid, Amount		$ 89
Expense Ratio, Percent		0.81%
Factors Affecting Performance [Text Block]

How did the fund perform?

Parnassus Core Equity Fund (Investor Shares) returned 18.52% (net of fees) for the year, underperforming the S&P 500 Index’s 25.02%. Stock selection in the Financials and Communication Services sector held back relative returns, as did an overweight to Materials. Conversely, a lack of exposure to the Energy sector and underweights in the Consumer Discretionary and Health Care sectors buoyed relative performance.

We continue to see attractive opportunities across the Materials and Financials sectors while opportunistically taking advantage of volatility in Information Technology.

Line Graph [Table Text Block]
	Parnassus Core Equity Fund	S&P 500 Index

2014	$10,000	$10,000
2015	$9,945	$10,138
2016	$10,980	$11,351
2017	$12,800	$13,829
2018	$12,776	$13,223
2019	$16,697	$17,386
2020	$20,235	$20,585
2021	$25,809	$26,494
2022	$21,005	$21,696
2023	$26,242	$27,399
2024	$31,104	$34,254

Average Annual Return [Table Text Block]
	1 Year	5 years	10 Years
Parnassus Core Equity Fund - Investor Shares	18.52%	13.25%	12.02%
S&P 500 Index	25.02%	14.53%	13.10%

AssetsNet	$ 29,016,424,474	$ 29,016,424,474	$ 29,016,424,474
Holdings Count | Holding	40	40	40
Advisory Fees Paid, Amount		$ 168,380,503
InvestmentCompanyPortfolioTurnover		34.20%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$29,016,424,474
# of Portfolio Holdings	40
Portfolio Turnover Rate	34.20%
Advisory Fees Paid	$168,380,503

Holdings [Text Block]

Sector Allocation (%)*

Value	Value
Short-Term Investments, Other Assets & Liabilities	0.8%
Real Estate	3.2%
Consumer Staples	3.4%
Communication Services	6.4%
Materials	6.4%
Industrials	11.2%
Consumer Discretionary	11.5%
Health Care	11.7%
Financials	15.8%
Information Technology	29.6%

Largest Holdings [Text Block]

Top Ten Holdings (%)*

Microsoft Corp.	6.5%
Amazon.com Inc.	6.3%
NVIDIA Corp.	5.9%
Alphabet Inc., Class A	5.0%
Deere & Co.	3.6%
Waste Management Inc.	3.4%
Mastercard Inc., Class A	3.4%
Realty Income Corp.	3.2%
Broadcom Inc.	3.0%
Intercontinental Exchange Inc.	3.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes to the Fund in the last reporting year.
C000102327
Shareholder Report [Line Items]
Fund Name		Parnassus Core Equity Fund
Class Name		Institutional Shares
Trading Symbol		PRILX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the fund at www.parnassus.com. You can also request this information by contacting us at 800-999-3505.
Additional Information Phone Number		800-999-3505
Additional Information Website		www.parnassus.com
Expenses [Text Block]

What was the Fund's cost for the year?

(based on hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Institutional Shares	$67	0.61%

Expenses Paid, Amount		$ 67
Expense Ratio, Percent		0.61%
Factors Affecting Performance [Text Block]

How did the fund perform?

Parnassus Core Equity Fund (Institutional Shares) returned 18.75% (net of fees) for the year, underperforming the S&P 500 Index’s 25.02%. Stock selection in the Financials and Communication Services sector held back relative returns, as did an overweight to Materials. Conversely, a lack of exposure to the Energy sector and underweights in the Consumer Discretionary and Health Care sectors buoyed relative performance.

We continue to see attractive opportunities across the Materials and Financials sectors while opportunistically taking advantage of volatility in Information Technology.

Line Graph [Table Text Block]
	Parnassus Core Equity Fund	S&P 500 Index

2014	$10,000	$10,000
2015	$9,966	$10,138
2016	$11,023	$11,351
2017	$12,877	$13,829
2018	$12,883	$13,223
2019	$16,872	$17,386
2020	$20,495	$20,585
2021	$26,195	$26,494
2022	$21,363	$21,696
2023	$26,748	$27,399
2024	$31,764	$34,254

Average Annual Return [Table Text Block]
	1 Year	5 years	10 Years
Parnassus Core Equity Fund - Institutional Shares	18.75%	13.49%	12.25%
S&P 500 Index	25.02%	14.53%	13.10%

AssetsNet	$ 29,016,424,474	$ 29,016,424,474	$ 29,016,424,474
Holdings Count | Holding	40	40	40
Advisory Fees Paid, Amount		$ 168,380,503
InvestmentCompanyPortfolioTurnover		34.20%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$29,016,424,474
# of Portfolio Holdings	40
Portfolio Turnover Rate	34.20%
Advisory Fees Paid	$168,380,503

Holdings [Text Block]

Sector Allocation (%)*

Value	Value
Short-Term Investments, Other Assets & Liabilities	0.8%
Real Estate	3.2%
Consumer Staples	3.4%
Communication Services	6.4%
Materials	6.4%
Industrials	11.2%
Consumer Discretionary	11.5%
Health Care	11.7%
Financials	15.8%
Information Technology	29.6%

Largest Holdings [Text Block]

Top Ten Holdings (%)*

Microsoft Corp.	6.5%
Amazon.com Inc.	6.3%
NVIDIA Corp.	5.9%
Alphabet Inc., Class A	5.0%
Deere & Co.	3.6%
Waste Management Inc.	3.4%
Mastercard Inc., Class A	3.4%
Realty Income Corp.	3.2%
Broadcom Inc.	3.0%
Intercontinental Exchange Inc.	3.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes to the Fund in the last reporting year.
C000002472
Shareholder Report [Line Items]
Fund Name		Parnassus Fixed Income Fund
Class Name		Investor Shares
Trading Symbol		PRFIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the fund at www.parnassus.com. You can also request this information by contacting us at 800-999-3505.
Additional Information Phone Number		800-999-3505
Additional Information Website		www.parnassus.com
Expenses [Text Block]

What was the Fund's cost for the year?

(based on hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Investor Shares	$59	0.58%

Expenses Paid, Amount		$ 59
Expense Ratio, Percent		0.58%
Factors Affecting Performance [Text Block]

How did the fund perform?

Parnassus Fixed Income Fund (Investor shares) returned 1.92% (net of fees) for the year, outperforming the Bloomberg U.S. Aggregate Bond Index’s 1.25% return. Corporate bonds were the primary drivers of outperformance, supported by both the Fund’s overweight position and favorable security selection. Within corporates, Financial Services and Industrial Bonds stood out as strong contributors, reflecting the impact of favorable credit spreads and robust fundamentals.

Security selection within Treasuries, however, modestly detracted from performance, with the portfolio's longer-duration exposure encountering headwinds from rising yields.

A stable monetary policy environment and easing uncertainty around key fiscal policies should support continued moderation in mortgage price volatility.

Line Graph [Table Text Block]
	Parnassus Fixed Income Fund	Bloomberg U.S. Aggregate Bond Index

2014	$10,000	$10,000
2015	$10,070	$10,055
2016	$10,313	$10,321
2017	$10,633	$10,687
2018	$10,514	$10,688
2019	$11,527	$11,620
2020	$12,439	$12,492
2021	$12,181	$12,299
2022	$10,441	$10,699
2023	$11,141	$11,291
2024	$11,355	$11,432

Average Annual Return [Table Text Block]
	1 Year	5 years	10 Years
Parnassus Fixed Income Fund - Investor Shares	1.92%	-0.30%	1.28%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

AssetsNet	$ 289,739,305	$ 289,739,305	$ 289,739,305
Holdings Count | Holding	105	105	105
Advisory Fees Paid, Amount		$ 762,068
InvestmentCompanyPortfolioTurnover		28.44%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$289,739,305
# of Portfolio Holdings	105
Portfolio Turnover Rate	28.44%
Advisory Fees Paid	$762,068

Holdings [Text Block]

Sector Allocation (%)*

Value	Value
Short-Term Investments, Other Assets & Liabilities	2.7%
Preferred Stock	0.6%
Exchange-Traded Funds	4.9%
Government Related Bonds	10.1%
U.S. Government Agency Bonds	12.5%
U.S. Treasury Bonds	24.5%
Corporate Bonds	44.7%

Largest Holdings [Text Block]

Top Ten Corporate Holdings (%)*

Truist Financial Corp.	1.2%
McCormick & Co., Inc.	1.1%
Alexandria Real Estate Equities Inc.	1.1%
Southwest Airlines Co.	1.0%
Xylem Inc.	1.0%
Prologis LP	1.0%
Agilent Technologies Inc.	1.0%
Autodesk Inc.	1.0%
Micron Technology Inc.	1.0%
Merck & Co., Inc.	1.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes to the Fund in the last reporting year.
C000156017
Shareholder Report [Line Items]
Fund Name		Parnassus Fixed Income Fund
Class Name		Institutional Shares
Trading Symbol		PFPLX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the fund at www.parnassus.com. You can also request this information by contacting us at 800-999-3505.
Additional Information Phone Number		800-999-3505
Additional Information Website		www.parnassus.com
Expenses [Text Block]

What was the Fund's cost for the year?

(based on hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Institutional Shares	$39	0.39%

Expenses Paid, Amount		$ 39
Expense Ratio, Percent		0.39%
Factors Affecting Performance [Text Block]

How did the fund perform?

Parnassus Fixed Income Fund (Institutional shares) returned 2.13% (net of fees) for the year, outperforming the Bloomberg U.S. Aggregate Bond Index’s 1.25% return. Corporate bonds were the primary drivers of outperformance, supported by both the Fund’s overweight position and favorable security selection. Within corporates, Financial Services and Industrial Bonds stood out as strong contributors, reflecting the impact of favorable credit spreads and robust fundamentals.

Security selection within Treasuries, however, modestly detracted from performance, with the portfolio's longer-duration exposure encountering headwinds from rising yields.

A stable monetary policy environment and easing uncertainty around key fiscal policies should support continued moderation in mortgage price volatility.

Line Graph [Table Text Block]
	Parnassus Fixed Income Fund	Bloomberg U.S. Aggregate Bond Index

2015	$10,000	$10,000
2015	$9,965	$9,932
2016	$10,219	$10,195
2017	$10,564	$10,556
2018	$10,470	$10,557
2019	$11,497	$11,477
2020	$12,439	$12,339
2021	$12,206	$12,148
2022	$10,485	$10,568
2023	$11,214	$11,152
2024	$11,453	$11,292

Average Annual Return [Table Text Block]
	1 Year	5 years	Since Inception
Parnassus Fixed Income Fund - Institutional Shares (Incp: April 30, 2015)	2.13%	-0.08%	1.41%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.26%

Performance Inception Date			Apr. 30, 2015
AssetsNet	$ 289,739,305	$ 289,739,305	$ 289,739,305
Holdings Count | Holding	105	105	105
Advisory Fees Paid, Amount		$ 762,068
InvestmentCompanyPortfolioTurnover		28.44%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$289,739,305
# of Portfolio Holdings	105
Portfolio Turnover Rate	28.44%
Advisory Fees Paid	$762,068

Holdings [Text Block]

Sector Allocation (%)*

Value	Value
Short-Term Investments, Other Assets & Liabilities	2.7%
Preferred Stock	0.6%
Exchange-Traded Funds	4.9%
Government Related Bonds	10.1%
U.S. Government Agency Bonds	12.5%
U.S. Treasury Bonds	24.5%
Corporate Bonds	44.7%

Largest Holdings [Text Block]

Top Ten Corporate Holdings (%)*

Truist Financial Corp.	1.2%
McCormick & Co., Inc.	1.1%
Alexandria Real Estate Equities Inc.	1.1%
Southwest Airlines Co.	1.0%
Xylem Inc.	1.0%
Prologis LP	1.0%
Agilent Technologies Inc.	1.0%
Autodesk Inc.	1.0%
Micron Technology Inc.	1.0%
Merck & Co., Inc.	1.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes to the Fund in the last reporting year.
C000255731
Shareholder Report [Line Items]
Fund Name	Parnassus Core Select ETF
Trading Symbol	PRCS
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of December 11, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at www.parnassus.com. You can also request this information by contacting us at (855) 514-4443.
Additional Information Phone Number	(855) 514-4443
Additional Information Website	www.parnassus.com
Expenses [Text Block]

What was the Fund's cost for the year?

(based on hypothetical $10,000 investment)
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Parnassus Core Select ETF	$3	0.58%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the fund perform?

Parnassus Core Select ETF returned -4.11% on a net asset value (“NAV”) basis and returned -3.91% on a market price basis, underperforming the S&P 500 Index’s -3.26%, since its launch on December 11, 2024 through December 31, 2024.

The underperformance was primarily driven by the Information Technology sector, offset somewhat by the Communication Services sector. The most notable overweights included Materials, Industrials and Financials and the largest underweights were in the Consumer Staples, Energy and Communication Services sectors.

We take a balanced approach to positioning the portfolio in neither an overly offensive or defensive way given the market environment, and our conviction reflects the companies we think offer the highest-quality businesses at the most attractive valuations for their growth potential over the long term.

AssetsNet	$ 2,883,708	$ 2,883,708	$ 2,883,708
Holdings Count | Holding	25	25	25
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,883,708
# of Portfolio Holdings	25
Portfolio Turnover Rate	-%
Advisory Fees Paid	$578

Holdings [Text Block]

Sector Allocation (%)*

Value	Value
Short-Term Investments, Other Assets & Liabilities	0.4%
Real Estate	4.5%
Materials	6.0%
Communication Services	6.9%
Health Care	10.3%
Industrials	11.0%
Consumer Discretionary	12.7%
Financials	16.3%
Information Technology	31.9%

Largest Holdings [Text Block]

Top Ten Corporate Holdings (%)*

Microsoft Corp.	8.8%
Amazon.com Inc.	8.0%
Alphabet Inc., Class A	6.9%
NVIDIA Corp.	6.2%
Apple Inc.	5.2%
Waste Management Inc.	4.8%
Danaher Corp.	4.6%
Realty Income Corp.	4.5%
Deere & Co.	4.4%
Intercontinental Exchange Inc.	4.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes to the Fund in the last reporting year.
C000255732
Shareholder Report [Line Items]
Fund Name	Parnassus Value Select ETF
Trading Symbol	PRVS
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of December 11, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at www.parnassus.com. You can also request this information by contacting us at (855) 514-4443.
Additional Information Phone Number	(855) 514-4443
Additional Information Website	www.parnassus.com
Expenses [Text Block]

What was the Fund's cost for the year?

(based on hypothetical $10,000 investment)
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Parnassus Value Select ETF	$3	0.59%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the fund perform?

Parnassus Value Select ETF returned -4.72% on a net asset value (“NAV”) basis and returned -4.60% on a market price basis, underperforming the Russell 1000 Value Index’s -3.82%, since its launch on December 11, 2024 through December 31, 2024.

The underperformance was primarily driven by the Information Technology sector, offset somewhat by the Materials sector. The most notable overweights included Health Care, Communication Services and Information Technology and the largest underweights were in the Financials, Energy and Consumer Staples sectors.

Our long-term investment philosophy remains steadfast. By opportunistically allocating capital to undervalued opportunities, we are positioned to capitalize on market volatility as it arises.

AssetsNet	$ 1,192,105	$ 1,192,105	$ 1,192,105
Holdings Count | Holding	27	27	27
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,192,105
# of Portfolio Holdings	27
Portfolio Turnover Rate	-%
Advisory Fees Paid	$341

Holdings [Text Block]

Sector Allocation (%)*

Value	Value
Short-Term Investments, Other Assets & Liabilities	0.4%
Consumer Staples	3.5%
Utilities	3.7%
Real Estate	4.0%
Industrials	10.6%
Consumer Discretionary	10.8%
Communication Services	11.4%
Financials	15.9%
Information Technology	16.2%
Health Care	23.5%

Largest Holdings [Text Block]

Top Ten Corporate Holdings (%)*

Pfizer Inc.	4.9%
S&P Global Inc.	4.6%
Verizon Communications Inc.	4.5%
UnitedHealth Group Inc.	4.2%
CBRE Group Inc., Class A	4.0%
Bank of America Corp.	4.0%
Visa Inc., Class A	4.0%
Alphabet Inc., Class A	4.0%
AstraZeneca plc, ADR	3.8%
Deere & Co.	3.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes to the Fund in the last reporting year.